Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Operations And Comprehensive Income (Loss) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
General and administrative expenses	$ 1,482,786	$ 33,796,950	$ 6,233,339
Total operating expenses	1,482,786	33,796,950	6,233,339
Loss from operations	(1,482,786)	(33,796,950)	(6,233,339)
Interest income	9,945,862	2,409,547	541,598
Other expenses	(2,847)	(52,793)	(8,505)
Exchange gain (loss)	36,752	(67,696)	1,478,258
Other income			18,114
Loss on forgiveness of receivable from a subsidiary	1,600,517
Share of income (loss) from subsidiaries	(46,869,641)	(12,380,350)	8,634,815
Net income (loss) attributable to Ebang International Holdings Inc.	(36,772,143)	(43,888,242)	4,430,941
Comprehensive income (loss)
Net income (loss)	(36,772,143)	(43,888,242)	4,430,941
Other comprehensive income (loss):
Foreign currency translation adjustment	(2,162,557)	(4,827,526)	751,327
Comprehensive income (loss) attributable to Ebang International Holdings Inc.	$ (38,934,700)	$ (48,715,768)	$ 5,182,268